Offerings	Aug. 07, 2025 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.0001 per share
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01531%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930.00
Offering Note	(1) An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock is being registered as may be issued from time to time upon conversion of any debt securities that are convertible into common stock or pursuant to any anti-dilution adjustments with respect to any such convertible debt securities. (2) Includes rights to acquire common stock or preferred stock of the registrant under any shareholder rights plan then in effect, if applicable under the terms of any such plan. (3) Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee due under this registration statement by $84,491.88 (calculated at the fee rate in effect at the date of the Registrant's Original S-3), which represents (i) $224,999,992 of unsold securities of the registrant and (ii) 54,179,559 unsold shares of common stock held by the selling securityholders previously registered on the Original S-3. The offering of the unsold securities under the Original S-3 expired on August 1, 2025.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	56,300,771
Proposed Maximum Offering Price per Unit	8.59
Maximum Aggregate Offering Price	$ 483,623,622.89
Fee Rate	0.01531%
Amount of Registration Fee	$ 74,042.78
Offering Note	(1) An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock is being registered as may be issued from time to time upon conversion of any debt securities that are convertible into common stock or pursuant to any anti-dilution adjustments with respect to any such convertible debt securities. (4) Estimated pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), solely for purposes of calculating the amount of registration fee, based on the average of the high and low prices as reported on the Nasdaq Global Select Market on August 1, 2025.